The Northern Trust Company
50 South LaSalle Street
Chicago, IL 60603
(312) 630-6000

May 16, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Ashmore Funds

1940 Act Registration No. 811-22468

1933 Act Registration No. 333-169226

Ladies and Gentlemen:

On behalf of Ashmore Funds (the “Trust”), transmitted herewith for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended (“Rule 497(e)”), are exhibits containing an XBRL interactive data file relating to the supplement to the Trust’s Statutory Prospectus dated as of April 27, 2016, that was filed pursuant to Rule 497(e) on April 26, 2016.

If there are any questions or comments concerning the foregoing, please contact the undersigned at (312) 557-3948.

Sincerely,

Ashmore Funds

/s/ Owen T. Meacham
Owen T. Meacham
Assistant Secretary of the Trust

Enclosures